Investments in Equity Investees (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Institute of Visual Art of Fudan University ("SIVA") USD ($)	Dec. 31, 2012 Shanghai Institute of Visual Art of Fudan University ("SIVA") CNY	Dec. 31, 2011 Shanghai Institute of Visual Art of Fudan University ("SIVA") CNY	Dec. 31, 2012 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2011 G10 Entertainment Corporation ("G10") CNY	Apr. 30, 2008 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2011 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2011 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2012 Object Software Limited USD ($)	Dec. 31, 2012 Object Software Limited CNY	Dec. 31, 2011 Object Software Limited CNY	Dec. 31, 2012 9Webzen Limited USD ($)	Dec. 31, 2012 9Webzen Limited CNY	Dec. 31, 2011 9Webzen Limited CNY	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2011 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2012 Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") USD ($)	Dec. 31, 2012 Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") CNY	Dec. 31, 2011 Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") CNY	Dec. 31, 2012 Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") USD ($)	Dec. 31, 2012 Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") CNY	Dec. 31, 2011 Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") CNY	Dec. 31, 2012 Fire Rain USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2011 Fire Rain CNY	Dec. 31, 2012 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") USD ($)	Dec. 31, 2012 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2011 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2012 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2012 Tandem Fund II, L.P. ("Tandem Fund") CNY	Dec. 31, 2011 Tandem Fund II, L.P. ("Tandem Fund") CNY
Schedule of Investments [Line Items]
Equity method investments	$ 1,564,983	9,750,000	0														$ 0	0	0	$ 0	0	0	$ 1,095,941	6,827,820	$ 1,095,941	6,827,820	9,706,069	$ 0	0	2,816,574	$ 0	0	2,018,339	$ 0	0	0	$ 889,890	5,544,105	0	$ 984,848	6,135,706	0
Cost method investments				1,605,111	10,000,000	10,000,000	3,995,589	24,892,921	24,892,921	38,300,000	0	0	0	3,630,317	22,617,240	22,617,240
Investments in equity investees	$ 12,201,696	76,017,792	72,051,143
Investments under equity method, Percentage																	18.60%	18.60%		30.00%	30.00%		45.00%	45.00%	45.00%	45.00%		30.00%	30.00%		15.00%	15.00%		25.00%	25.00%		10.00%	10.00%		12.30%	12.30%
Investments under cost method, Percentage				1.20%	1.20%		13.70%	13.70%			0.00%	0.00%		2.30%	2.30%